UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

200 Mansell Court East, Suite 430

Roswell, Georgia 30076

(Address of principal executive offices)

 (Zip code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, Georgia 30076

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

StockCar Stocks Index Fund

3M COMPANY

Ticker Symbol:MMM	Cusip Number:88579Y101
Record Date: 3/9/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Ten Directors	For	Issuer	With
Two	Ratify appointment of Auditors	For	Issuer	With
Three	Amend Ctf. Of Incorporation to Eliminate Supermajority Voting	For	Issuer	With
Four	Amend Ctf. Of Incorporation to Eliminate Fair Price Provision.	For	Issuer	With
Five	Approve Executive Annual Incentive Plan	Against	Issuer	Against
Six	Approve Material Terms of Criteria under Performance Unit Plan	Against	Issuer	Against
Seven	Base Executive Compensation on Performance of Peer Companies	Against	Stockholder	With

ALLSTATE CORP.

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/16/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1A-1M	Election of Thirteen Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Amend Ctf. of Incorporation to Eliminate Supermajority Voting.	For	Issuer	With

ALLTEL CORP.

Ticker Symbol:AT	Cusip Number:020039103
Record Date: 4/11/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

ANHEUSER-BUSCH COMPANIES

Ticker Symbol:BUD	Cusip Number:035229103
Record Date: 2/28/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Six Directors	For	Issuer	With
Two	Approve 2007 Equity and Incentive Plan	Against	Issuer	Against
Three	Approve Global Employee Stock Purchase Plan	For	Issuer	With
Four	Ratify Appointment of Auditors	For	Issuer	With
Five	Require Semi-Annual Report on Charitable Contributions	Against	Stockholder	With

ASHLAND, INC.

Ticker Symbol:ASH	Cusip Number:044209104
Record Date: 11/20/2006	Meeting Date: 1/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of five directors, one to fill a two-year term.	For	Issuer	With
Two	Ratify appointment of auditors	For	Issuer	With
Three	Initiate process to implement majority voting in election of directors.	Abstained	Stockholder	Against

AT&T, INC.

Ticker Symbol:T	Cusip Number:00206R102
Record Date: 3/22/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1-1/1-17	Election of Seventeen Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Approve AT&T Severance Policy	For	Issuer	With
4	Report Semi-Annually on Company Political Contributions.	Against	Stockholder	With
5	Proposal to Allow Holders of 10% to 25% of Stock Outstanding to Call Special Shareholder Meeting.	Against	Stockholder	With
6	Establish Pay-for Superior Performance Standard.	Abstained	Stockholder	Against
7	Request Board Adopt Policy to include Advisory Resolution approving NEO Compensation.	Against	Stockholder	With
8	Limit Benefits under Company's Supplemental Executive Retirement Policy	Abstained	Stockholder	Against

AT&T, INC.

Ticker Symbol:T	Cusip Number:00206R102
Record Date: 6/1/2006	Meeting Date: 7/21/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Approve issuing AT&T common shares pursuant-to merger agreement with BellSouth Corp.	Against	Issuer	Against

BANK OF AMERICA CORP.

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1a-1q	Election of Seventeen Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Institute a Complete Ban on Granting of Stock Options.	Against	Stockholder	With
4	Amend Governance Documents to Establish Size of Board of Directors at Nine Members.	Against	Stockholder	With
5	Separate Positions of CEO and Board Chairman.	For	Stockholder	Against

BELLSOUTH CORP.

Ticker Symbol:BLS	Cusip Number:079860102
Record Date: 6/1/2006	Meeting Date: 7/21/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Approve agreement and Plan of Merger among Bellsouth, AT&T, and wholly-owned sub of AT&T	For	Issuer	With

BLACK & DECKER CORP.

Ticker Symbol:BDK	Cusip Number:091797100
Record Date: 2/20/2007	Meeting Date: 4/19/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Request Executive Compensation Committee to Establish Pay-for Superior Performance Plan.	Against	Stockholder	With

CATERPILLAR, INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/16/2007	Meeting Date: 6/13/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Three Directors	For	Issuer	With
Two	Ratify Appointment of Auditors.	For	Issuer	With
Three	Separate Positions of Chairman of Board and CEO.	For	Stockholder	Against
Four	Amend Company's By-Laws to Provide-for Majority Vote Standard in Election of Directors.	For	Stockholder	With

CHEVRON CORP.

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/12/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1a-1n	Election of Thirteen Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Amend Certficate of Incorporation to Eliminate Supermajority Voting.	For	Issuer	With
4	Adopt Policy and Report on Human Rights	Against	Stockholder	With
5	Adopt Quantitative Goals on Reduction of Greenhouse Gases	Against	Stockholder	With
6	Adopt Animal Welfare Policy	Against	Stockholder	With
7	Amend By-Laws to Separate CEO and Chairman Positions	For	Stockholder	Against
8	Amend By-Laws to Require Unanimous Vote to Amend Stockholder Rights Plan	Against	Stockholder	With
9	Require Report on Adequacy of Host Country Environmental Laws	Against	Stockholder	With

COCA-COLA CO.

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/20/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Approve Company's Performance Incentive Plan.	Against	Issuer	Against
Four	Proposal to Limit Mgt Comp.	Against	Stockholder	With
Five	Adopt Advisory Resolution to Ratify Exec. Officer Compensation	For	Stockholder	Against
Six	Publish Report on Chemical and Biological Testing	Abstained	Stockholder	Against
Seven	Commission Study and Report on Effects of Water Usage in India	Abstained	Stockholder	Against
Eight	Propose Tying Future Restricted Stock/Performance Share Units to Specific Performance Targets	Abstained	Stockholder	Against

CONAGRA FOODS

Ticker Symbol:CAG	Cusip Number:205887102
Record Date: 7/31/2006	Meeting Date: 9/28/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Approve 2006 Stock Plan	For	Issuer	With
Three	Ratify appointment of auditors	For	Issuer	With

DAIMLERCHRYSLER AG

Ticker Symbol:DCX	Cusip Number:D1668R123
Record Date: 3/2/2007	Meeting Date: 4/2/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
Two	Resolution on Allocation of Unappropriated Profit	For	Issuer	With
Three	Ratifiy Board of Management Actions in 2006 Fiscal Year	For	Issuer	With
Four	Ratify Supervisory Board Actions in 2006 Fiscal Year	For	Issuer	With
Five	Appointment of Auditors	For	Issuer	With
Six	Authorize the Company to Acquire its Own Shares	For	Issuer	With
Seven	Elect a Supervisory Board Member	For	Issuer	With
Eight	Amend Memorandum and Articles of Incorporation due to Transparency Directive Act	For	Issuer	With
Nine (a)	Amend Articles of Incorporation to Change Corporation Name	For	Issuer	With
Nine (b)	Defer Name Change to 3/31/2008	For	Issuer	With
Ten	Amend Articles of Incorporation - determining Venue of Annual Mtg	For	Issuer	With
Eleven	Amend Articles of Incorporation - Electing Chairman of Annual Mtg	For	Issuer	With
Twelve	Amend Articles of Incorporation - Establish Age Limit for Members of Supervisory Board	For	Issuer	With
Thirteen	Amend Articles of Incorporation - Limit Supervisory Board Member Service on Other Boards	For	Issuer	With
Fourteen	Amend Articles of Incorporation - Shareholders' Right to Comment	For	Issuer	With
Fifteen	Amend Articles of Incorporation - Separate Counting of Votes from Various Shareholder Groups	For	Issuer	With

DAIMLERCHRYSLER AG

Ticker Symbol:DCX	Cusip Number:D1668R123
Record Date: 3/2/2007	Meeting Date: 4/2/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
Sixteen	Amend Articles of Incorporation - Produce Verbatim Minutes of Annual Meeting	For	Issuer	With
Seventeen	Transform Company into European Stock Corporation by: Voting to Transform no-later than next Ordinary Annual Mtg.	For	Issuer	With
Seventeen	Voting to set Size of Supervisory Board at Twelve Members	For	Issuer	With
Eighteen	Motion to Execute Special Audit re Breach of Duties	For	Issuer	With
Nineteen	Motion to Execute Special Audit re Neglect of Obligations	For	Issuer	With
Twenty	Motion to Execute Special Audit re Damages Owed to Corporation	For	Issuer	With
Twenty-one	Motion to Execute Special Audit re Organizational Failures by Management and Board Members	For	Issuer	With
Twenty-two	Motion to Execute Special Audit re Inaccurate Information Provided by Corporation	For	Issuer	With
Twenty-thr	Motion to Execute Special Audit re Monitoring Former Chairman of Board of Management	For	Issuer	With

DIAGEO PLC

Ticker Symbol:DEO	Cusip Number:25243Q205
Record Date: 1/1/1980	Meeting Date: 10/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Receive annual reports/accounts	For	Issuer	With
Two	Receive Directors Remuneration Report	For	Issuer	With
Three	Declaration of Final Dividend	For	Issuer	With
Four-Six	Re-election of Lord Hollick, Mssrs. Stitzer and Walsh to terms as directors.	For	Issuer	With
Seven	Election of previously-appointed director to full term.	For	Issuer	With
Eight	Re-appointment/remuneration of auditor.	For	Issuer	With
Nine	Allotment of relevant securities.	Abstained	Issuer	Against
Ten	Disapplication of pre-emptive rights.	For	Issuer	With
Eleven	Authority to purchase own shares.	For	Issuer	With
Twelve	Authority to make European Union political donations.	Abstained	Issuer	Against
Thirteen	Adopt 2006 Irish PST Scheme	Abstained	Issuer	Against
Fourteen	Amend Diageo Executive Share Option Plan	For	Issuer	With

DUPONT (E.I.) DE NEMOURS & CO.

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Consolidate Existing Comp. Plans	For	Issuer	With
Four	Report on Efforts to Control Genetically-Modified Organisms	For	Stockholder	Against
Five	Create Committee to Report on Impact of Plant Closings.	For	Stockholder	Against
Six	Report on PFOA Compounds	Against	Stockholder	With
Seven	Report on Costs Associated-with PFOA contamination	Against	Stockholder	With
Eight	Prepare Global Warming Report	Against	Stockholder	With
Nine	Report on Implications of Efforts to Increase Security at DD Facilities.	For	Stockholder	Against

EXXON MOBIL CORP.

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/5/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Twelve Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Adopt Cumulative Voting in Election of Directors	For	Stockholder	Against
Four	Proposal to Allow Holders of 10% of Stock Outstanding to Call Special Shareholder Meetings.	Against	Stockholder	With
Five	Separate Positions of CEO and Chairman on Board of Directors.	For	Stockholder	Against
Six	Adopt More-Restrictive Dividend Strategy	Against	Stockholder	With
Seven	Allow Shareholder Advisory Vote to Ratify Executive Compensation.	Abstained	Stockholder	Against
Eight	Require 2/3 of Independent Directors to Approve CEO Compensation.	Abstained	Stockholder	Against
Nine	Initiate Review of Executive Comp. Policies	For	Stockholder	Against
Ten	Limit Executive Compensation	Against	Stockholder	With
Eleven	Recoup Unearned Incentive Pay.	For	Stockholder	Against
Twelve	Require Semi-Annual Disclosure of Political Contributions	Against	Stockholder	With
Thirteen	Amend Company's EEO Policies.	For	Stockholder	Against
Fourteen	Require Community Environmental Impact Reports.	Abstained	Stockholder	Against
Fifteen	Adopt Quantitative Goals on Reduction of Greenhouse Gases.	Against	Stockholder	With

EXXON MOBIL CORP.

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/5/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
Sixteen	Require Provision of CO2 Information at the Gas Pump.	Against	Stockholder	With
Seventeen	Significantly Increase Global Renewable Energy Sourcing.	Against	Stockholder	With

FEDEX CORP.

Ticker Symbol:FDX	Cusip Number:31428X106
Record Date: 7/31/2006	Meeting Date: 9/25/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Fourteen Directors	For	Issuer	With
Two	Amend Ctf. of Incorporation to eliminate supermajority voting requirement.	For	Issuer	With
Three	Ratify appointment of auditors	For	Issuer	With
Four	Request Board report on global warming	Abstained	Stockholder	Against
Five	Request that Directors be elected by majority vote.	Abstained	Stockholder	Against

FORD MOTOR CO.

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/14/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Twelve Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Disclose Officer Compensation	Against	Stockholder	With
Four	Adopt Quantitative Goals on Reduction of Greenhouse Gases	Against	Stockholder	With
Five	Proposal to Allow Holders of 10% of Outstanding Stock to call Special Shareholder Meetings.	Against	Stockholder	With
Six	Consider Recapitalization Plan to Provide that all Stock Have One Vote Per Share	Against	Stockholder	With
Seven	Prepare Global Warming Report	Against	Stockholder	With
Eight	Amend Company's EEO Policies	For	Stockholder	Against
Nine	Require that minimum 75% of Equity Grants Be Based-on Performance.	Abstained	Stockholder	Against
Ten	Report on Rising Health Care Costs and How Ford is Positioning Itself to Address this Issue.	Abstained	Stockholder	Against

GENERAL MILLS, INC.

Ticker Symbol:GIS	Cusip Number:370334104
Record Date: 7/27/2006	Meeting Date: 9/25/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Thirteen Directors	For	Issuer	With
Two	Ratify appointment of auditors	For	Issuer	With
Three	Adopt 2006 Compensation Plan for Non-Employee Directors	For	Issuer	With
Four	Label Genetically-Engineered Food Products	Abstained	Stockholder	Against

GENERAL MOTORS CORP.

Ticker Symbol:GM	Cusip Number:370442105
Record Date: 4/9/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Thirteen Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Approve 2007 Annual Incentive Plan	For	Issuer	With
Four	Approve 2007 Long-term Incentive Plan	For	Issuer	With
Five	Require Annual Disclosure of Political Contributions	Against	Stockholder	With
Six	Limit Directors to no-more-than Two Directorships	Against	Stockholder	With
Seven	Adopt Quantitative Goals on Reduction of Greenhouse Gases.	Against	Stockholder	With
Eight	Adopt Cumulative Voting in Election of Directors	For	Stockholder	Against
Nine	Require Shareholder Vote on Adoption of ""Poison Pill""	For	Stockholder	Against
Ten	Proposal to Allow Holders of 10% of Stock Outstanding to Call Special Shareholder Meetings.	Against	Stockholder	With
Eleven	Require that minimum 75% of Future Equity Compensation be Performance-based.	Abstained	Stockholder	Against
Twelve	Recoup Unearned Incentive Pay.	For	Stockholder	Against
Thirteen	Establish Optimum Board Size of 10-14 Members	Against	Stockholder	With
Fourteen	To Extent Possible, Adopt Simple Majority Vote on Proposals.	Against	Stockholder	With

GENUINE PARTS CO.

Ticker Symbol:GPC	Cusip Number:372460105
Record Date: 2/16/2007	Meeting Date: 4/23/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Thirteen Directors	For	Issuer	With
Two	Amend Articles of Incorporation to Eliminate Supermajority Voting	For	Issuer	With
Three	Ratify Appointment of Auditors	For	Issuer	With

GOODYEAR TIRE & RUBBER CO.

Ticker Symbol:GT	Cusip Number:382550101
Record Date: 2/16/2007	Meeting Date: 4/10/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	To Extent Possible, Adopt Simple Majority Vote on Proposals.	Against	Stockholder	With
Four	Request Executive Compensation Committee to Establish Pay for Superior Performance Plan.	Against	Stockholder	With
Five	Request Executive Compensation Committee to Limit Supplemental Retirement Benefits to Sr. Execs.	Against	Stockholder	With

INFINEON TECHNOLOGIES AG

Ticker Symbol:IFX	Cusip Number:45662N103
Record Date: 1/4/2007	Meeting Date: 2/15/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
2A	Approve Acts of Mgt. Board for 2005-06 Financial Year	Abstained	Issuer	Against
2B	Disapprove Acts of Dr. V. Zitzewitz for 2004-05 Financial Year	Abstained	Issuer	Against
3	Approve Acts of Supervisory Board	Abstained	Issuer	Against
4	Ratify Appointment of auditors	For	Issuer	With
5	Create a new Authorized Capital	For	Issuer	With
6	Authorize issuance of bonds with warrants and/or convertible bonds	For	Issuer	With
7	Authorize repurchase of shares	For	Issuer	With
8	Relocation of registered office.	For	Issuer	With
9	Amend Articles of Association to Limit/Restrict Shareholders' Right to Speak/Ask Questions	For	Issuer	With

KELLOGG COMPANY

Ticker Symbol:K	Cusip Number:487836108
Record Date: 3/1/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Request that Board Issue a Sustainability Report by 12/31/07.	Abstained	Stockholder	Against
Four	Establish Majority Vote Standard in Election of Directors.	Abstained	Stockholder	Against

LOWE'S COMPANIES

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/30/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Increase Shares Available in Employee Stock Purchase Plan.	For	Issuer	With
Three	Ratify Appointment of Auditors	For	Issuer	With
Four	Require Minimum Share Ownership by Directors.	Against	Stockholder	With
Five	Request Annual Report on Wood Procurement Policy.	Against	Stockholder	With
Six	Adopt Annual Election of All Directors.	For	Stockholder	Against
Seven	Require Shareholder Approval of Severance Pay Packages Exceeding 2.99X Salary plus Bonus.	For	Stockholder	Against
Eight	Require Executive Compensation to be Based upon Superior Performance.	For	Stockholder	Against

MARATHON OIL CORP.

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 2/26/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1a-1e	Election of Five Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Approve 2007 Incentive Comp. Plan	For	Issuer	With
4	Amend Ctf. of Incorporation and By-Laws to Eliminate Supermajority Vote Provision.	For	Issuer	With
5	Amend Ctf. of Incorporation to Double the Number of Authorized Shares of Common Stock.	Against	Issuer	Against

MOLSON COORS BREWING CO.

Ticker Symbol:TAP	Cusip Number:60871R209
Record Date: 3/20/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Three Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

NEWELL RUBBERMAID, INC.

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/15/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Three Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	To Extent Possible, Adopt Simple Majority Vote on Proposals.	For	Stockholder	Against
Four	Require Majority Vote Standard on Election of Directors.	Abstained	Stockholder	Against

NEWS CORP.

Ticker Symbol:NWS	Cusip Number:65248E203
Record Date: 9/5/2006	Meeting Date: 10/20/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Voting for four out of five directors W/H authority for director 02	For	Issuer	Against
Two	Ratify appointment of auditors.	For	Issuer	With
Three	Approve amended and re-stated rights plan	Against	Issuer	Against
Four	Provide-for annual election of all directors.	For	Stockholder	Against

NEWS CORP.

Ticker Symbol:NWS	Cusip Number:65248E203
Record Date: 2/27/2007	Meeting Date: 4/3/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Approve Exchange of All NWS Cl A and Cl B Shares held-by Liberty Media for all Outstanding Shares of Greenlady Corp., a Wholly-owned Subsidary of the company.	For	Issuer	With
Two	Approve the Adjournment or Post- ponement of the Special Meeting.	For	Issuer	With

OFFICE DEPOT, INC.

Ticker Symbol:ODP	Cusip Number:676220106
Record Date: 3/20/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1a-1l	Election of Twelve Directors	For	Issuer	With
2	Approve 2007 L-T Incentive Plan	Against	Issuer	Against
3	Ratify Appointment of Auditors	For	Issuer	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 3/9/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Ten Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Approval of L-T Incentive Plan	For	Issuer	With
Four	Semi-annual disclosure of Charitable Contributions	Against	Stockholder	With

PROCTER & GAMBLE CO.

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/11/2006	Meeting Date: 10/10/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Five Directors	For	Issuer	With
Two	Amend Regulations to fix Board of Directors at 13 persons, and authorize Board to revise that number in a range of 10-15.	Against	Issuer	Against
Three	Ratify appointment of auditors	For	Issuer	With
Four	Reapprove and amend material terms of performance criteria under P&G 2001 Stock and Incentive Comp. Plan	Against	Issuer	Against
Five	Request Board take steps to end awards of stock options, and to stipulate that exisitng options may not be re-priced or renewed.	For	Stockholder	Against

RADIOSHACK CORP.

Ticker Symbol:RSH	Cusip Number:750438103
Record Date: 3/20/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Ten Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Approve 2007 Restricted Stock Plan	For	Issuer	With
Four	Approve Amendment to 2004 Annual and Long-Term Incentive Compensation Plan	Against	Issuer	Against
Five	Proposal to Allow Holders of 10% to 25% of Stock Outstanding to Call Special Shareholder Meeting.	Against	Stockholder	With

RC2 CORP.

Ticker Symbol:RCRC	Cusip Number:749388104
Record Date: 3/19/2007	Meeting Date: 5/4/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Twelve Directors	For	Issuer	With

SIRIUS SATELLITE RADIO, INC.

Ticker Symbol:SIRI	Cusip Number:82966U103
Record Date: 4/6/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eight Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

SONY CORP.

Ticker Symbol:SNE	Cusip Number:835699307
Record Date: 3/30/2007	Meeting Date: 6/21/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Thirteen Directors	For	Issuer	With
Two	Elect Independent Auditor	For	Issuer	With
Three	Issue Stock Acquisition Rights For Purpose of Granting Stk. Options	For	Issuer	With
Four	Amend Articles of Incorporation to Disclose Director Compensation.	For	Issuer	With

SPEEDWAY MOTORSPORTS, INC.

Ticker Symbol:TRK	Cusip Number:847788106
Record Date: 3/1/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Three Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Adopt Speedway Motorsports, Inc. Incentive Comp. Plan	For	Issuer	With

SPRINT NEXTEL CORP.

Ticker Symbol:S	Cusip Number:852061100
Record Date: 3/20/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1A-1J	Election of Ten Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With
3	Approve Omnibus 2007 Incentive Plan	Against	Issuer	Against
4	Request Board Adopt Policy to include Advisory Resolution approving NEO Compensation.	Against	Stockholder	With

SUNOCO, INC.

Ticker Symbol:SUN	Cusip Number:86764P109
Record Date: 2/9/2007	Meeting Date: 5/3/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

TARGET CORPORATION

Ticker Symbol:TGT	Cusip Number:87612E106
Record Date: 3/26/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Approve Officer S-T Incentive Plan	Against	Issuer	Against
Four	Amend Articles of Incorporation to Require Majority Vote in Election of Directors.	For	Issuer	With
Five	Require Additional Disclosure of Political Contributions	Against	Stockholder	With

TEXAS INSTRUMENTS, INC.

Ticker Symbol:TXN	Cusip Number:882508104
Record Date: 2/20/2007	Meeting Date: 4/19/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1A-1K	Election of Eleven Directors	For	Issuer	With
2	Ratify Appointment of Auditors	For	Issuer	With

THE HOME DEPOT, INC.

Ticker Symbol:HD	Cusip Number:437076102
Record Date: 3/26/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
1a-1k	Election of Eleven Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With
Three	Subject Future Any Poison Pill to a Shareholder Vote	For	Issuer	With
Four	Prepare Employment Diversity Report	Against	Stockholder	With
Five	Ratify Compensation of Named Executive Officers.	For	Stockholder	Against
Six	Recoup Unearned Management Bonuses	For	Stockholder	Against
Seven	Seek Shareholder Approval of Future Extraordinary Retirement Benefits for Senior Executives.	For	Stockholder	Against
Eight	Require that Minimum 75% of Equity Grants Be Based-on Performance.	For	Stockholder	Against
Nine	Establish Pay-for-Superior Performance Standard.	For	Stockholder	Against
Ten	Affirm Political Non-Partisanship	Against	Stockholder	With
Eleven	Resolve that Chairman of Board of Directors Shall be an Independent Director.	For	Stockholder	Against

TOYOTA MOTOR GROUP

Ticker Symbol:TM	Cusip Number:892331307
Record Date: 3/30/2007	Meeting Date: 6/22/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Distribution of dividends from surplus	For	Issuer	With
Two	Election of 30 Directors	Against	Issuer	Against
Three	Election of 4 Corporate Auditors	For	Issuer	With
Four	Election of Accounting Auditor	For	Issuer	With
Five	Issue of Stock Acquisition Rights	For	Issuer	With
Six	Acquisition of Own Shares	For	Issuer	With
Seven	Award of Bonus Payments to Retiring Corporate Auditors	Abstained	Issuer	Against
Eight	Payment of Executive Bonuses	For	Issuer	With

USG CORP.

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 3/12/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Four Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

UTD. PARCEL SVC, INC.

Ticker Symbol:UPS	Cusip Number:911312106
Record Date: 3/12/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	vs. Mgmt
One	Election of Ten Directors	For	Issuer	With
Two	Ratify Appointment of Auditors	For	Issuer	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By Robert T. Carter, C.F.A.

* Robert T. Carter, C.F.A.

Portfolio Manager

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.